Property and Equipment - Schedule of Depreciation Expense (Details) - MARIADB CORPORATION AB [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Schedule of Depreciation Expense [Line Items]
Depreciation	$ 360	$ 347
Cost of Sales [Member]
Schedule of Depreciation Expense [Line Items]
Depreciation	14	8
Research and Development Expense [Member]
Schedule of Depreciation Expense [Line Items]
Depreciation	96	90
Selling and Marketing Expense [Member]
Schedule of Depreciation Expense [Line Items]
Depreciation	54	52
General and Administrative Expense [Member]
Schedule of Depreciation Expense [Line Items]
Depreciation	$ 196	$ 197